Debt (Details Textuals)	3 Months Ended	6 Months Ended							6 Months Ended			6 Months Ended				6 Months Ended			3 Months Ended	6 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Jun. 30, 2011 Senior Subordinated Notes [Member] USD ($)	Dec. 31, 2010 Senior Subordinated Notes [Member] USD ($)	Jun. 30, 2011 U.S. revolving credit facility [Member] USD ($)	Jul. 13, 2011 Australian revolving credit facility [Member] AUD	Jun. 30, 2011 Australian revolving credit facility [Member] AUD	Jun. 30, 2011 Canadian revolving credit facility [Member] USD ($)	Jun. 30, 2011 6 1/2% senior notes [Member] USD ($)	Jun. 01, 2011 6 1/2% senior notes [Member] USD ($)	Dec. 31, 2010 6 1/2% senior notes [Member] USD ($)	Jun. 30, 2011 U.S Term Loan [Member] USD ($)	Jun. 30, 2011 Canadian Term Loan [Member] USD ($)	Jun. 30, 2011 Six Percent Fixed Interest Rate Unsecured Notes Payable Due Two Thousand Twelve [Member]	Jun. 30, 2010 Maximum [Member] USD ($)	Jun. 30, 2010 Maximum [Member] USD ($)
Line of Credit Facility [Line Items]
6 1/2% senior unsecured notes maturity date													Jun. 01, 2019
Proceeds of senior unsecured notes utilized to repay its senior secured credit facilities													$ 515,000,000
Proceeds of senior unsecured notes utilized for general corporate purposes													75,000,000
Revolving credit facility, net	1,000,000,000	1,000,000,000	1,050,000,000						500,000,000	150,000,000	75,000,000	250,000,000
Revolving credit facility, net	727,400,000	727,400,000
Outstanding letter of credit facilities	18,500,000	18,500,000
Senior unsecured notes													6.50%	6.50%
Revolving credit facility, average interest rate									2.80%			3.90%
Term loan							175,000,000	175,000,000					600,000,000	600,000,000	0	200,000,000	100,000,000
Aggregate principal repayable per quarter in year one																1.25%	1.25%
Aggregate principal repayable thereafter																2.50%	2.50%
Debt Instrument, Interest Rate During Period																2.60%	3.70%
Fixed interest rate on subordinated unsecured notes payable																		6.00%
Percentage of additional interest for liquidation damages													0.25%
Maximum percentage of additional interest for liquidation damages													0.50%
Maximum additional interest potentially payable pursuant to provision													2,600,000
Capitalized Interest	1,000,000	2,500,000																	100,000	100,000
Debt (Textuals) [Abstract]
Redemption of senior unsecured notes condition one		At any time prior to June 1, 2014 prior to June 1, 2014, the Company may redeem up to 35% of the 6 1/2% Notes at a redemption price of 106.500% of the principal amount, plus accrued and unpaid interest to the redemption date.
Redemption of senior unsecured notes condition Two		Prior to June 1, 2014 the Company may redeem some or all of the 6 1/2% Notes for cash at a redemption price equal to 100% of their principal amount to the redemption date. plus an applicable make-whole premium and accrued and unpaid interest to the redemption date.
Conditions for conversion of notes		If a note holder chooses to present their notes for conversion during a future quarter prior to the first put/call date in July 2012, they would receive cash up to $1,000 for each 2 3/8% Note plus Company common stock for any excess valuation over $1,000 using the conversion rate of the 2 3/8% Notes of 31.496 multiplied by the Company’s average common stock price over a ten trading day period following presentation of the 2 3/8% Notes for conversion
Interest rate of Contingent convertible senior subordinated notes	2.375%	2.375%					2.375%
Effective interest rate		7.17%
Closing Stock Price	$ 79.91	$ 79.91
Cash and cash equivalents	$ 123,304,000	$ 123,304,000	$ 96,350,000	$ 102,948,000	$ 89,742,000	$ 30,199,000